Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

Not 22. Equity

The total number of shares is 3,990,000 with a par value of Skr 1,000.

Own credit risk consists of gains and losses that arise from changes in SEK´s own credit risk on liabilities designated at fair value. These are recognized in Other comprehensive income under the reserve for own credit risk and are not reclassified to profit or loss in the financial statements of the Group.

Defined benefit plans consists of gains and losses that arises from changes in the value of defined benefit plans. These are presented in other comprehensive income in the reserve for defined benefit plans in accordance with IAS 19.

The fair value reserve consists of the hedge reserve (value changes on derivatives in cash flow hedges).

The entire equity is attributable to the shareholder of the Parent Company.

For information on the objectives, policies and processes for managing capital, see Note 30.

Proposal for the distribution of profits

The results of the Consolidated Group’s operations during the year and its financial position at December 31, 2022, can be seen in the Statement of Comprehensive Income, Statement of Financial Position and Statement of Cash Flows for the Consolidated Group and related notes.

The Board has decided to propose to the Annual General Meeting the payment of a dividend of 20 percent of the year’s profit, corresponding to Skr 233 million (year-end 2021: Skr 414 million), in accordance with the Company’s dividend policy of 20-40 percent. The following proposal regarding distribution of profits relates to the Parent Company.

Skr mn
At the disposal of the Annual General Meeting	17,278
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 58.45 per share, amounting to	233
Remaining disposable funds to be carried forward	17,045